PREFERRED STOCK AND WARRANTS (Details)		12 Months Ended
	Jun. 25, 2021	Dec. 31, 2021 USD ($)	Jun. 30, 2021 USD ($)	Dec. 31, 2020 USD ($) $ / shares shares
Mezzanine Equity [Line Items]
Redeemable preferred stock liability | $		$ 0	$ 39,804,000
Exchange Ratio	1.88	1.88
Redeemable convertible preferred stock
Mezzanine Equity [Line Items]
Mezzanine Equity, Par or Stated Value Per Share | $ / shares				$ 0.01
Shares Authorized | shares				209,529,798
Shares Issued and Paid | shares				209,529,798
Carrying Value, Net of issuance costs | $				$ 154,800,000
Liquidation Preference | $				$ 213,484,000
Series A Redeemable Convertible Preferred Stock
Mezzanine Equity [Line Items]
Mezzanine Equity, Par or Stated Value Per Share | $ / shares				$ 0.01
Shares Authorized | shares				30,227,287
Shares Issued and Paid | shares				30,227,287
Carrying Value, Net of issuance costs | $				$ 385,000
Liquidation Preference | $				$ 4,633,000
Series A-1 Redeemable Convertible Preferred Stock [Member]
Mezzanine Equity [Line Items]
Mezzanine Equity, Par or Stated Value Per Share | $ / shares				$ 0.01
Shares Authorized | shares				8,079,187
Shares Issued and Paid | shares				8,079,187
Carrying Value, Net of issuance costs | $				$ 638,000
Liquidation Preference | $				$ 1,476,000
Series B Redeemable Convertible Preferred Stock
Mezzanine Equity [Line Items]
Mezzanine Equity, Par or Stated Value Per Share | $ / shares				$ 0.01
Shares Authorized | shares				28,676,603
Shares Issued and Paid | shares				28,676,603
Carrying Value, Net of issuance costs | $				$ 4,497,000
Liquidation Preference | $				$ 9,930,000
Series B-1 Redeemable Convertible Preferred Stock
Mezzanine Equity [Line Items]
Mezzanine Equity, Par or Stated Value Per Share | $ / shares				$ 0.01
Shares Authorized | shares				3,925,214
Shares Issued and Paid | shares				3,925,214
Carrying Value, Net of issuance costs | $				$ 492,000
Liquidation Preference | $				$ 1,115,000
Series C Redeemable Convertible Preferred Stock
Mezzanine Equity [Line Items]
Mezzanine Equity, Par or Stated Value Per Share | $ / shares				$ 0.01
Shares Authorized | shares				55,531,064
Shares Issued and Paid | shares				55,531,064
Carrying Value, Net of issuance costs | $				$ 25,147,000
Liquidation Preference | $				$ 23,117,000
Series C-1 Redeemable Convertible Preferred Stock
Mezzanine Equity [Line Items]
Mezzanine Equity, Par or Stated Value Per Share | $ / shares				$ 0.01
Shares Authorized | shares				5,640,000
Shares Issued and Paid | shares				5,640,000
Liquidation Preference | $				$ 1,936,000
Series C-2 Redeemable Convertible Preferred Stock
Mezzanine Equity [Line Items]
Mezzanine Equity, Par or Stated Value Per Share | $ / shares				$ 0.01
Shares Authorized | shares				16,347,292
Shares Issued and Paid | shares				16,347,292
Carrying Value, Net of issuance costs | $				$ 5,054,000
Liquidation Preference | $				$ 11,713,000
Series D Redeemable Convertible Preferred Stock
Mezzanine Equity [Line Items]
Mezzanine Equity, Par or Stated Value Per Share | $ / shares				$ 0.01
Shares Authorized | shares				34,979,167
Shares Issued and Paid | shares				34,979,167
Carrying Value, Net of issuance costs | $				$ 30,739,000
Liquidation Preference | $				$ 46,245,000
Series E Redeemable Convertible Preferred Stock
Mezzanine Equity [Line Items]
Mezzanine Equity, Par or Stated Value Per Share | $ / shares				$ 0.01
Shares Authorized | shares				20,805,738
Shares Issued and Paid | shares				20,805,738
Carrying Value, Net of issuance costs | $				$ 67,858,000
Liquidation Preference | $				$ 88,995,000
Series E-1 Redeemable Convertible Preferred Stock
Mezzanine Equity [Line Items]
Mezzanine Equity, Par or Stated Value Per Share | $ / shares				$ 0.01
Shares Authorized | shares				5,318,246
Shares Issued and Paid | shares				5,318,246
Carrying Value, Net of issuance costs | $				$ 19,990,000
Liquidation Preference | $				$ 24,324,000
Redeemable preferred stock
Mezzanine Equity [Line Items]
Mezzanine Equity, Par or Stated Value Per Share | $ / shares				$ 0.01
Shares Authorized | shares				3,500
Shares Issued and Paid | shares				3,500
Carrying Value, Net of issuance costs | $				$ 10,735,000
Liquidation Preference | $				$ 36,520,000